Contract Liabilities (Details) - Schedule of Contract Liabilities - Previously Reported [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Contract Liabilities (Details) - Schedule of Contract Liabilities [Line Items]
Balance of Beginning	$ 27	$ 609,229
Add: net increase in current period contract liabilities	649,450	27
Less: revenue recognized from beginning contract liabilities	27	609,229
Balance of Ending	$ 649,450	$ 27